Financial liabilities	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
a)   Breakdown
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2026 and 31 December 2025, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2026			31-12-2025
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	52,319			51,968
Short Positions	41,956			44,015
Deposits	99,142	28,164	1,161,212	75,563	30,440	1,072,384
Central banks	7,833	435	17,217	12,385	3,086	18,542
Credit institutions	44,141	1,515	83,615	27,058	1,424	74,692
Customer	47,168	26,214	1,060,380	36,120	25,930	979,150
Debt instruments	—	15,221	332,846	—	11,686	312,704
Other financial liabilities	—	22	49,718	—	22	36,096
Total	193,417	43,407	1,543,776	171,546	42,148	1,421,184
b)   Information on issuances, repurchases or redemptions of debt instruments issued
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2026	31-12-2025
Bonds and debentures outstanding	269,438	253,893
Subordinated	30,911	28,859
Promissory notes and other securities	47,718	41,638
Total debt instruments issued	348,067	324,390
The detail, at 30 June 2026 and 2025, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2026 and 2025:

	EUR million
	30-06-2026
	Opening balance as at 01-01-2026	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance as at 06-30-26
Bonds and debentures outstanding	253,893	4,874	59,911	(53,295)	4,055	269,438
Subordinated	28,859	5	2,696	(1,655)	1,006	30,911
Bonds and debentures outstanding and subordinated liabilities issued	282,752	4,879	62,607	(54,950)	5,061	300,349

	EUR million
	30-06-2025
	Opening balance as at 01-01-2025	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance as at 06-30-25
Bonds and debentures outstanding	252,765	—	37,180	(32,874)	(12,180)	244,891
Subordinated	35,461	—	278	(3,147)	(1,641)	30,951
Bonds and debentures outstanding and subordinated liabilities issued	288,226	—	37,458	(36,021)	(13,821)	275,842
Below is information on the main issuances, placements and redemptions carried out by Banco Santander, S.A. during the first six months of 2026 and 2025:
On 11 June 2026, Banco Santander, S.A. proceeded to buyback for subsequent early amortization for a total nominal amount of USD 701.6 million contingent convertible preferred securities into ordinary shares with ISIN US05971KAH23, which are listed on the "New York Stock Exchange" (the "CCPS"). Following this buyback, the outstanding nominal amount was reduced to USD 298.4 million.
On 3 June 2026, Banco Santander, S.A. carried out an issuance of newly issued contingent convertible preferred securities into the Bank´s ordinary shares (CCPS) in a total nominal amount of USD 1,500 million. The issuance was priced at par, and the distribution on the CCPS, the payment of which is subject to certain conditions and is also discretionary, was set at 7.25% payable quarterly for the first ten years. Thereafter, it will be reset every five years at a rate equal to the five-years U.S. Treasury rate plus a margin of 283.7 basis points.
On 22 April 2026, Banco Santander, S.A. issued EUR 1 billion of subordinated debt with a 12-year maturity. The issuance was priced at 99.834% of par value and carries an annual coupon of 4.25% for the first seven years, with an issuer call option in April 2033. if the notes are not redeemed on that date, the coupon will be reset to a fixed rate equal to the five-year Euro swap rate plus 135 basis points.
On 14 January 2026, Banco Santander, S.A. proceeded to prepay all of the contingently convertible Tier 1 preferred shares with ISIN code XS2102912966, for a total nominal amount of EUR 1,033.4 million.
On 18 March 2025, Banco Santander, S.A. carried out an issue of subordinated debt for an amount of EUR 1,500 million and carrying a 2.50% coupon with ISIN code XS1201001572.
On 17 February 2025, Banco Santander, S.A. prepaid EUR 600.8 million out of a total of EUR 1,500 million of the transaction with ISIN XS1384064587 following the tender announcement launched on 6 February 2025.
On 17 February 2025, Banco Santander, S.A. prepaid EUR 563.6 million euros out of a total of EUR 1,000 million of the transaction with ISIN XS1548444816 following the tender announcement launched on 6 February 2025.
c)    Other issuances guaranteed by Grupo Santander
At 31 June 2026 and 2025, there were no debt instruments issued by associates or non-Group third parties (unrelated) that had been guaranteed by Banco Santander or any other Group entity.
d)   Fair value of financial liabilities not measured at fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2026 and 31 December 2025:

	EUR million
	30-06-2026		31-12-2025
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,161,212	1,161,811	1,072,384	1,073,147
Debt instruments	332,846	333,653	312,704	314,173
Liabilities	1,494,058	1,495,464	1,385,088	1,387,320
Additionally, other financial liabilities are accounted for EUR 49,718 million and EUR 36,096 million as of 30 June 2026 and 31 December 2025, respectively.
The main valuation methods and inputs used in the estimation of the fair value of the financial liabilities in the previous table are detailed in Note 51.c of the consolidated annual accounts for 2025, other than those mentioned in these interim financial statements.